Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2011
Investments in Unconsolidated Entities [Abstract]
Investments in Unconsolidated Entities

7. Investments in Unconsolidated Entities

     During the six months ended June 30, 2010, we entered into a joint venture investment with Forest City Enterprises (NYSE:FCE.A and FCE.B). We acquired a 49% interest in a seven-building life science campus located in University Park in Cambridge, MA, which is immediately adjacent to the campus of the Massachusetts Institute of Technology. On February 22, 2010, six buildings were purchased and the seventh was purchased on June 30, 2010. The portfolio is 100% leased. In connection with these transactions, we invested $174,692,000 of cash which is recorded as an investment in unconsolidated entities on the balance sheet. Our share of the non-recourse secured debt assumed by the joint venture was approximately $156,729,000 with weighted-average interest rates of 7.1%. The results of operations for these properties have been included in our consolidated results of operations from the date of acquisition by the joint venture and are reflected in our income statement as income from unconsolidated entities. The aggregate remaining unamortized basis difference of our investment in this joint venture of $6,379,000 at December 31, 2011 is primarily attributable to real estate and related intangible assets and will be amortized over the life of the related properties and included in the reported amount of income from unconsolidated entities. In addition, at December 31, 2011, we had other investments in unconsolidated entities with our ownership ranging from 10% to 50%.